Major Customers and Suppliers	12 Months Ended
Dec. 31, 2025
Major Customers and Suppliers [Abstract]
MAJOR CUSTOMERS AND SUPPLIERS
20.	MAJOR CUSTOMERS AND SUPPLIERS

The Company has derived a substantial portion of its revenue from sales to a limited number of customers. Sales to BitFuFu’s top three customers contributed 60%, 31% and 26% of its total revenue for the years ended December 31, 2025, 2024 and 2023, respectively. Although the Company continually seeks to diversify its customer base, there is no assurance that the proportion of revenue contribution from its major customers to its total revenue will decrease in the future. Dependence on a limited number of major customers exposes the Company to risks of substantial losses if any of them reduces or ceases business collaboration with the Company.

Concentration of customer and credit risk

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the years ended December 31, 2025, 2024, and 2023:

	Years Ended December 31,
	2025	2024	2023

Customer A	33%	*	*
Customer B	15%	*	*
Customer C	12%	10%	*
Customer D	*	14%	6%
Customer E	*	7%	15%
Customer F	8%	*	*

*	Less than 5%

As of December 31, 2025, Customer F accounted for 96% of the Company’s accounts receivable and is expected to settle it by installment in 2026. As of December 31, 2024, Customer C accounted for 76% of the Company’s account receivable and fully settled it in 2025.

Concentration of supplier

The Company relies on a limited number of suppliers to provide it with hash rate services, digital asset mining equipment and hosting facilities at economical prices. For the years ended December 31, 2025, 2024 and 2023, the Company’s purchases from its largest supplier accounted for 50%, 41%, and 61% of its total cost of revenue, respectively.

The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	Years Ended December 31,
	2025	2024	2023

Supplier A	50%	41%	61%
Supplier B	*	26%	9%
Supplier C	5%	14%	13%
Supplier D	14%	*	*
Supplier E	7%	*	*

*	Less than 5%